Quarterly Data	12 Months Ended
Dec. 31, 2018
Supplementary Data — Quarterly Financial Data (unaudited)
Supplementary Data — Quarterly Financial Data (unaudited)

13. Supplementary Data — Quarterly Financial Data (unaudited)

The following table presents certain unaudited quarterly financial information for each of the eight fiscal quarters in the period ended December 31, 2018. This quarterly information has been prepared on the same basis as the audited financial statements and includes all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the information for the periods presented. The results for these quarterly periods are not necessarily indicative of the operating results for a full year or any future period.

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
	2018 (B)	2018 (B)	2018	2018
	(in thousands, except per share amounts)
Operating expenses:
General and administrative	$1,468	$2,364	$2,574	$2,087
Research and development	1,833	3,542	3,960	4,977
Total operating expenses	3,301	5,906	6,534	7,064
Loss from operations	(3,301)	(5,906)	(6,534)	(7,064)
Interest expense	(178)	(172)	(144)	(160)
Other expense	(177)	(1)	—	—
Loss before income taxes	(3,656)	(6,079)	(6,678)	(7,224)
Provision (benefit) for income taxes	—	—	—	—
Net loss	(3,656)	(6,079)	(6,678)	(7,224)
Other comprehensive loss, net of tax	—	—	—	—
Comprehensive loss	$(3,656)	$(6,079)	$(6,678)	$(7,224)
Net loss per share:
Basic and diluted (A)	$(0.26)	$(0.43)	$(0.47)	$(0.58)

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
	2017	2017	2017	2017
	(in thousands, except per share amounts)
Operating expenses:
General and administrative	$1,487	$2,050	$4,678	$2,223
Research and development	5,080	6,489	5,837	5,280
Total operating expenses	6,567	8,539	10,515	7,503
Loss from operations	(6,567)	(8,539)	(10,515)	(7,503)
Interest (expense) income	(179)	(132)	13	12
Other expense	—	—	—	(5)
Loss before income taxes	(6,746)	(8,671)	(10,502)	(7,496)
Provision (benefit) for income taxes	—	—	—	—
Net loss	(6,746)	(8,671)	(10,502)	(7,496)
Other comprehensive loss, net of tax	—	—	—	—
Comprehensive loss	$(6,746)	$(8,671)	$(10,502)	$(7,496)
Net loss per share:
Basic and diluted (A)	$(0.63)	$(0.82)	$(0.99)	$(0.79)
(A)	Net loss per share for the year may not equal the sum of the four historical quarters loss per share due to changes in weighted-average shares outstanding.
(B)

On September 18, 2018, the Company’s Board of Directors approved a workforce reduction involving 5 employees (or 33% of the workforce at that time) to lower costs and conserve cash resources in light of the previously announced request by the FDA for additional pre-clinical data required in order to schedule an End of Phase 2 (EOP2) meeting for gemcabene in the Company’s target indications. Related expenses recognized during the year ended December 31, 2018 totaled approximately $1.6 million, largely in the third quarter, of which approximately $0.6 million was recorded as general and administrative expense and $1.0 million was recorded as research and development expense.